Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 29, 2007
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 7-10-07





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
59
Form 13F Information Table Value Total:
$361,590
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308  11,173    830,100      SH          DEFINED             830,100
American Natl Bankshare Com        027745108   1,687     74,989      SH          DEFINED              74,989
Assurant                Com        04621X108   4,256     72,230      SH          DEFINED              72,230
Atlas America           Com        049167109     739     13,758      SH          SOLE                 13,758
Baker Michael Corp      Com        057149106  14,925    401,737      SH          DEFINED             401,737
Berkley, WR             Com        084423102   1,808     55,575      SH          SOLE                 55,575
Brush Engineered        Com        117421107   5,848    139,275      SH          DEFINED             139,275
CNX Gas Corp            Com        12618H309   1,899     62,050      SH          DEFINED              62,050
CIT Group               Com        125581108  14,366    262,010      SH          DEFINED             262,010
Cardinal Financial      Com        14149F109   5,562    564,100      SH          DEFINED             564,100
ConocoPhillips          Com        20825C104   2,345     29,871      SH          DEFINED              29,871
EOG Res Inc.            Com        26875P101   5,103     69,845      SH          DEFINED              69,845
Emcor Group             Com        29084Q100  13,479    184,901      SH          DEFINED             184,901
Emerson Elec Co.        Com        291011104   3,146     67,220      SH          DEFINED              67,220
Energen Corp.           Com        29265N108   9,133    166,240      SH          DEFINED             166,240
FTI Consulting          Com        302941109  18,654    490,520      SH          DEFINED             490,520
First Mariner Banc      Com        320795107   2,285    177,577      SH          DEFINED             177,577
First Potomac           Com        33610F109     301     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102   1,154     53,000      SH          DEFINED              53,000
John Hancock Bk      SHBENINT      409735107     872     96,230      SH          SOLE                 96,230
Horizon Offshore        ComNew     44043J204   9,164    477,313      SH          DEFINED             477,313
KMG America Corp.       Com        482563103   6,981  1,329,675      SH          DEFINED           1,329,675
Lamson & Sessions       Com        513696104   9,314    350,550      SH          DEFINED             350,550
Middleburg Financial    Com        596094102     813     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107  10,351    619,056      SH          DEFINED             619,056
Neoware                 Com        64065P102   1,115     82,350      SH          DEFINED              82,350
Oceanfirst Fin          Com        675234108     259     14,729      SH          DEFINED              14,729
PartnerRe Holdings      Com        G6852T105   7,363     95,008      SH          DEFINED              95,008
PFF Bancorp             Com        69331W104   1,358     48,621      SH          SOLE                 48,621
PPL Corporation         Com        69351T106  12,000    256,475      SH          DEFINED             256,475
Patriot Ntl Bancorp     Com        70336F104     659     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     771     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   6,103    470,175      SH          DEFINED             470,175
Provident Bankshares    Com        743859100     858     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  14,370  1,346,727      SH          DEFINED           1,346,727
Rosetta Resources       Com        777779307     786     36,500      SH          SOLE                 36,500
Rush Enterprises        CLA        781846209   8,618    396,792      SH          DEFINED             396,792
Rush Enterprises        CLB        781846308   4,129    197,199      SH          SOLE                197,199
SAIA Inc.               Com        78709Y105     769     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     387     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   3,669     42,794      SH          DEFINED              42,794
Suncor Energy           Com        867229106  17,089    190,050      SH          DEFINED             190,050
United America          CLA        90933T109  11,161    448,783      SH          DEFINED             448,783
Urstadt Biddle Pptys    CLA        917286205     468     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   9,497    649,170      SH          DEFINED             649,170
Washington Mutual       Com        939322103   2,874     67,397      SH          DEFINED              67,397
Waste Industries        Com        941057101   5,954    174,391      SH          DEFINED             174,391
Watsco Inc.             Com        942622200  14,306    262,980      SH          DEFINED             262,980
Agere Sys          Note 6.5 12/1   00845VAA8  12,208 11,993,000      PRN         DEFINED          11,993,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,348  2,446,000      PRN         DEFINED           2,446,000
Ciena Corp.        Note 3.75 2/0   171779AA9  18,275 18,434,000      PRN         DEFINED          18,434,000
Enzon Pharma.      Note 4.5  7/0   293904AB4   1,477  1,500,000      PRN         DEFINED           1,500,000
Hanover Compressor Note 4.75 3/1   410768AC9   1,574  1,592,000      PRN         DEFINED           1,592,000
Nektar Ther        Note 3.5 10/1   457191AH7  11,267 11,418,000      PRN         DEFINED          11,418,000
Int'l Rectifier    Note 4.25 7/1   460254AE5     341    341,000      PRN         SOLE                341,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  17,007 17,490,000      PRN         DEFINED          17,490,000
Level 3 communic   Note 6.0  3/1   52729NAS9   1,923  1,995,000      PRN         SOLE              1,995,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,823 12,823,000      PRN         DEFINED          12,823,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,426  2,453,000      PRN         DEFINED           2,453,000
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